Expense Example - FidelityAdvisorConservativeIncomeMunicipalBondFund-ClassAIZ-PRO - FidelityAdvisorConservativeIncomeMunicipalBondFund-ClassAIZ-PRO - Fidelity Conservative Income Municipal Bond Fund	Mar. 01, 2024 USD ($)
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z
Expense Example:
1 year	$ 20
3 years	74
5 years	134
10 years	311
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A
Expense Example:
1 year	193
3 years	286
5 years	387
10 years	684
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I
Expense Example:
1 year	26
3 years	88
5 years	158
10 years	$ 363